Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transaction
General corporate allocations	$ (6,590,564)	$ (2,867,929)	$ (1,733,849)
General financing activities	(46,162,495)	(30,655,681)	(20,596,420)
Distributions and net transfer to shareholders and other affiliates, including stock compensation	(52,753,059)	(33,523,610)	(22,330,269)
Stock compensation	1,422,630
Due from related party	1,437,235
Shareholders And Other Affiliates
Related party transaction
Stock compensation	1,422,630
Reallocation of selling, general and administrative expenses	6,299,064	2,592,429	1,561,349
Lot purchase agreement deposits paid (received)	291,500	275,500	$ 172,500
Due from related party	1,437,235
Other Affiliates
Related party transaction
Due to shareholders and other affiliates presented as equity	31,420,651	30,975,951
Due from shareholders and other affiliates presented as equity	$ 72,739,572	$ 48,004,261